Post employment benefits - Sensitivity analysis (Details) € in Millions	12 Months Ended
Mar. 31, 2022 EUR (€)
Life expectancy
Sensitivity analysis
Increase in actuarial assumption life expectancy (in Years)	1 year
Decrease in actuarial assumption life expectancy (in Years)	1 year
Defined benefit pension plan | Rate of inflation
Sensitivity analysis
Decrease in actuarial assumption (as a percent)	0.50%
Increase in actuarial assumption (as a percent)	0.50%
Decrease in actuarial assumption	€ (547)
Increase in actuarial assumption	€ 552
Defined benefit pension plan | Rate of increase in salaries
Sensitivity analysis
Decrease in actuarial assumption (as a percent)	0.50%
Increase in actuarial assumption (as a percent)	0.50%
Decrease in actuarial assumption	€ (1)
Increase in actuarial assumption	€ 1
Defined benefit pension plan | Discount rate
Sensitivity analysis
Decrease in actuarial assumption (as a percent)	0.50%
Increase in actuarial assumption (as a percent)	0.50%
Decrease in actuarial assumption	€ 770
Increase in actuarial assumption	(668)
Defined benefit pension plan | Life expectancy
Sensitivity analysis
Decrease in actuarial assumption	(248)
Increase in actuarial assumption	€ 248